March 14, 2008
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
RE: John Hancock Funds III (the “Trust”)
File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 9 to its Registration Statement under the 1940 Act (“Amendment No. 7”).
Amendment No. 7 is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to become effective on the seventy-fifth (75) day after the filing. The purpose of this filing is to register the John Hancock Global Small Cap Opportunities Fund, a series of the Trust.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Al Ouellette at 617-663-4324.
Sincerely,

/s/ David D. Barr
David D. Barr, Esq.
Assistant Secretary and Counsel